Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K of the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis above.
						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for the PEO[1]	Compensation Actually Paid to the PEO[2]	Average Summary Compensation Table Total for the Non-PEO NEOs[3]	Average Compensation Actually Paid to the Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income[7]	Non-GAAP Adjusted EBITDA[8]
2022	$2,155,099	($7,771,695)	$1,347,796	$649,506	$84.81	$103.62	($69,319)	($18,845)
2021	$1,124,454	$1,928,070	$516,345	$1,617,502	$171.67	$162.50	($75,799)	($17,793)
2020	$8,220,228	$55,524,053	$447,781	$1,024,510	$204.26	$142.50	($36,562)	($12,453)

1.
The dollar amounts reported in this column are the amounts reported for Savneet Singh (the Company's Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table.

2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Singh, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Singh. Equity values are calculated in accordance with FASB ASC Topic 718.

3.
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers (NEOs) as a group (excluding Mr. Singh) are the amounts reported in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of these NEOs (excluding Mr. Singh) included for these purposes in each applicable year are as follows: (i) for 2022, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson (as reported in this Proxy Statement); (ii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli (as reported in the Company's 2022 proxy statement); and (iii) for 2020, Bryan A. Menar and Matthew R. Cicchinelli (as reported in the Company's 2021 proxy statement).

4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singh), as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by these individuals. In accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, as adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2022	PEO	$2,155,099	$766,800	$521,400	($3,026,018)	$0	($5,299,345)	($1,356,031)	($7,771,695)
2022	Non-PEO NEOs	$1,347,796	$637,997	$433,818	($336,186)	$0	($122,295)	($35,629)	$649,506
2021	PEO	$1,124,454	$0	$0	($4,464,854)	$0	$5,896,434	($627,963)	$1,928,070
2021	Non-PEO NEOs	$516,345	$136,276	$864,037	($11,620)	$427,013	($8,342)	($33,655)	$1,617,502
2020	PEO	$8,220,228	$7,225,295	$53,244,073	$1,709,419	$538,568	($655,570)	($307,369)	$55,524,053
2020	Non-PEO NEOs	$447,781	$37,484	$49,981	$407,798	$0	$170,298	($13,864)	$1,024,510
5.
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Technology Index.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (in thousands).
8.
The dollar amounts reported represent non-GAAP Adjusted EBITDA, which is the net loss before income taxes, interest expense and depreciation and amortization of the Company’s Restaurant/Retail segment, as adjusted to exclude certain non-cash and non-recurring charges, including stock-based compensation, acquisition expenses, certain pending litigation expenses and other non-recurring charges that may not be indicative of our financial performance.

Company Selected Measure Name	Non-GAAP Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
3.
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers (NEOs) as a group (excluding Mr. Singh) are the amounts reported in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of these NEOs (excluding Mr. Singh) included for these purposes in each applicable year are as follows: (i) for 2022, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson (as reported in this Proxy Statement); (ii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli (as reported in the Company's 2022 proxy statement); and (iii) for 2020, Bryan A. Menar and Matthew R. Cicchinelli (as reported in the Company's 2021 proxy statement).

Peer Group Issuers, Footnote [Text Block]
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Technology Index.

PEO Total Compensation Amount	$ 2,155,099	$ 1,124,454	$ 8,220,228
PEO Actually Paid Compensation Amount	$ (7,771,695)	1,928,070	55,524,053
Adjustment To PEO Compensation, Footnote [Text Block]
4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singh), as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by these individuals. In accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, as adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2022	PEO	$2,155,099	$766,800	$521,400	($3,026,018)	$0	($5,299,345)	($1,356,031)	($7,771,695)
2022	Non-PEO NEOs	$1,347,796	$637,997	$433,818	($336,186)	$0	($122,295)	($35,629)	$649,506
2021	PEO	$1,124,454	$0	$0	($4,464,854)	$0	$5,896,434	($627,963)	$1,928,070
2021	Non-PEO NEOs	$516,345	$136,276	$864,037	($11,620)	$427,013	($8,342)	($33,655)	$1,617,502
2020	PEO	$8,220,228	$7,225,295	$53,244,073	$1,709,419	$538,568	($655,570)	($307,369)	$55,524,053
2020	Non-PEO NEOs	$447,781	$37,484	$49,981	$407,798	$0	$170,298	($13,864)	$1,024,510

Non-PEO NEO Average Total Compensation Amount	$ 1,347,796	516,345	447,781
Non-PEO NEO Average Compensation Actually Paid Amount	$ 649,506	1,617,502	1,024,510
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singh), as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by these individuals. In accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, as adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2022	PEO	$2,155,099	$766,800	$521,400	($3,026,018)	$0	($5,299,345)	($1,356,031)	($7,771,695)
2022	Non-PEO NEOs	$1,347,796	$637,997	$433,818	($336,186)	$0	($122,295)	($35,629)	$649,506
2021	PEO	$1,124,454	$0	$0	($4,464,854)	$0	$5,896,434	($627,963)	$1,928,070
2021	Non-PEO NEOs	$516,345	$136,276	$864,037	($11,620)	$427,013	($8,342)	($33,655)	$1,617,502
2020	PEO	$8,220,228	$7,225,295	$53,244,073	$1,709,419	$538,568	($655,570)	($307,369)	$55,524,053
2020	Non-PEO NEOs	$447,781	$37,484	$49,981	$407,798	$0	$170,298	($13,864)	$1,024,510

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures
As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation programs reflect a variable pay-for-performance philosophy. The metrics that the Company uses for both long-term and short-term incentive awards are selected based on an objective to incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Most Important Financial Performance Measures
Non-GAAP Adjusted EBITDA
Annual Recurring Revenue (ARR)
Government Net Income Before Taxes

Total Shareholder Return Amount	$ 84.81	171.67	204.26
Peer Group Total Shareholder Return Amount	103.62	162.5	142.5
Net Income (Loss)	$ (69,319,000)	$ (75,799,000)	$ (36,562,000)
Company Selected Measure Amount	(18,845,000)	(17,793,000)	(12,453,000)
PEO Name	Savneet Singh	Savneet Singh	Savneet Singh
Additional 402(v) Disclosure [Text Block]
2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Singh, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Singh. Equity values are calculated in accordance with FASB ASC Topic 718.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
8.
The dollar amounts reported represent non-GAAP Adjusted EBITDA, which is the net loss before income taxes, interest expense and depreciation and amortization of the Company’s Restaurant/Retail segment, as adjusted to exclude certain non-cash and non-recurring charges, including stock-based compensation, acquisition expenses, certain pending litigation expenses and other non-recurring charges that may not be indicative of our financial performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue (ARR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Government Net Income Before Taxes
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (766,800)	$ 0	$ (7,225,295)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,400	0	53,244,073
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,026,018)	(4,464,854)	1,709,419
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	538,568
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,299,345)	5,896,434	(655,570)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,356,031)	(627,963)	(307,369)
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(637,997)	(136,276)	(37,484)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	433,818	864,037	49,981
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(336,186)	(11,620)	407,798
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	427,013	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,295)	(8,342)	170,298
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (35,629)	$ (33,655)	$ (13,864)